Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Current assets:
Cash	$ 26,426	$ 222,720	$ 746,940
Inventory	1,329,593	1,364,504	1,414,848
Prepaid expenses and other current assets	177,158	362,866	436,407
Total current assets	1,533,177	1,950,090	2,598,195
Long-term assets:
Property and equipment, net	3,390	4,599	2,044
Other assets	3,500	3,500	3,500
Total long-term assets	6,890	8,099	5,544
Total assets	1,540,067	1,958,189	2,603,739
Current liabilities:
Accounts payable	2,969,520	2,304,207	1,328,000
Accrued expenses and other liabilities	363,092	467,496	318,505
Accrued interest	1,026,963	823,128	127,781
Derivative liability, current portion			748,275
Total current liabilities	12,417,551	9,465,921	3,320,494
Long-term liabilities:
Accrued interest, long-term			204,575
Derivative liability, long-term			459,200
Total long-term liabilities			3,476,048
Total liabilities		9,465,921	6,796,542
Commitments and contingencies
Stockholders’ deficit:
Preferred stock
Common stock	4,444	4,689	1,252
Additional paid-in capital	55,324,472	54,543,188	50,878,718
Accumulated deficit	(66,206,400)	(62,055,609)	(55,072,773)
Total stockholders’ deficit	(10,877,484)	(7,507,732)	(4,192,803)
Total liabilities and stockholders’ deficit	1,540,067	1,958,189	2,603,739
Bridge Financing [Member].
Current liabilities:
Shareholders advances related to bridge financing	1,125,000
Insurance Premium Financing [Member]
Current liabilities:
Insurance premium financing	34,755	243,285	247,933
Senior Secured Convertible Notes [Member]
Current liabilities:
Current portion of convertible note	4,211,720	3,519,103
Long-term liabilities:
Noncurrent portion of convertible note			1,662,492
Unsecured Convertible Notes [Member]
Current liabilities:
Current portion of convertible note	2,686,501	1,658,702
Long-term liabilities:
Noncurrent portion of convertible note			699,781
Convertible Notes Payable Series Two [Member]
Current liabilities:
Current portion of convertible note		450,000	550,000
Long-term liabilities:
Noncurrent portion of convertible note			$ 450,000